Hughes Retail Preferred Tracking Stock	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Hughes Retail Preferred Tracking Stock
Hughes Retail Preferred Tracking Stock

On January 31, 2017, EchoStar and certain of its subsidiaries entered into the Share Exchange Agreement. The Share Exchange Agreement provides, among other things, that EchoStar and its subsidiaries will receive all of the shares of the EchoStar Tracking Stock (as defined below) and HSS Tracking Stock (as defined below) in exchange for 100% of the equity interests of certain subsidiaries of EchoStar that will hold its EchoStar Technologies businesses. Following consummation of the Share Exchange, the EchoStar Tracking Stock and HSS Tracking Stock will be retired and all agreements, arrangements and policy statements with respect to, and terms of, such tracking stock will terminate and be of no further effect. See Note 18 for further discussion of the Share Exchange.

Satellite and Tracking Stock Transaction

In February 2014, HSS and EchoStar entered into agreements with certain subsidiaries of DISH Network pursuant to which, effective March 1, 2014, (i) EchoStar issued shares of its newly authorized Hughes Retail Preferred Tracking Stock (the “EchoStar Tracking Stock”) and HSS issued shares of its newly authorized Hughes Retail Preferred Tracking Stock (the “HSS Tracking Stock” and together with the EchoStar Tracking Stock, the “Tracking Stock”) to DISH Network in exchange for five satellites (EchoStar I, EchoStar VII, EchoStar X, EchoStar XI, and EchoStar XIV), including the assumption of related in-orbit incentive obligations, and $11.4 million in cash and (ii) DISH Network began receiving certain satellite services on these five satellites from us (the “Satellite and Tracking Stock Transaction”).  Immediately upon receipt of net assets (consisting of two of the five satellites and related in-orbit incentive obligations) from DISH Network in exchange for EchoStar Tracking Stock, EchoStar transferred such net assets to us.  The Tracking Stock tracks the economic performance of the residential retail satellite broadband business of our Hughes segment, including certain operations, assets and liabilities attributed to such business (collectively, the “Hughes Retail Group” or “HRG”).  The Satellite and Tracking Stock Transaction was consistent with the long-term strategy of the Company to increase the scale of its satellite services business, which provides high-margin revenues, while continuing to benefit from the growth of the satellite broadband business.  As a result of the additional satellites received in the Satellite and Tracking Stock Transaction, HSS increased short-term cash flow that it believes has better positioned it to achieve its strategic objectives.

HSS has adopted a policy statement (the “Policy Statement”) setting forth management and allocation policies for purposes of attributing all of the business and operations of HSS to either the Hughes Retail Group or the “HSSC Group,” which is defined as all other operations of HSS, including all existing and future businesses, other than the Hughes Retail Group.  Among other things, the Policy Statement governs how assets, liabilities, revenue and expenses are attributed or allocated between HRG and the HSSC Group.  Such attributions and allocations generally do not affect the amounts reported in our consolidated financial statements, except for the attribution of shareholders’ equity and net income or loss between the holders of Tracking Stock and common stock.  The Policy Statement also does not significantly affect the way that management assesses operating performance and allocates resources within our Hughes segment.

We provide unaudited attributed financial information for HRG and the HSSC Group in an exhibit to our periodic reports on Form 10-Q and Annual Report on Form 10-K.  Set forth below is information about certain terms of the Tracking Stock and the initial recording of the Satellite and Tracking Stock Transaction in our consolidated financial statements, as well as the purpose and effect of the transaction on the Company.

Description of the Tracking Stock

Tracking stock is a type of capital stock that the issuing company intends to reflect or “track” the economic performance of a particular business component within the company, rather than reflect the economic performance of the company as a whole.  The Tracking Stock is intended to track the economic performance of the Hughes Retail Group.  The shares of the Tracking Stock issued to DISH Network represent an aggregate 80.0% economic interest in the Hughes Retail Group (the shares issued as HSS Tracking Stock represent a 28.11% economic interest in the Hughes Retail Group and the shares issued as EchoStar Tracking Stock represent a 51.89% economic interest in the Hughes Retail Group).  In addition to the remaining 20.0% economic interest in the Hughes Retail Group, HSS retains all economic interest in the wholesale satellite broadband business and other businesses of HSS.  The 80.0% economic interest was determined at the time of issuance based on the estimated fair value of the consideration received from DISH Network in exchange for the Tracking Stock, consisting of the five satellites and $11.4 million in cash, relative to the estimated fair value of the Hughes Retail Group.  The allocation of economic interest represented by the Tracking Stock of 51.89% issued as EchoStar Tracking Stock and 28.11% issued as HSS Tracking Stock reflected the relative assignment to HSS Tracking Stock and EchoStar Tracking Stock of the aggregate increase in equity resulting from DISH Network’s contribution of the satellites and cash. The tracking stock structure and the allocation of the tracking stock economic interest between EchoStar and HSS was advantageous to EchoStar from an economic and tax perspective by allowing the Company to increase cash flow by using the value of the Hughes Retail Group to purchase the satellites from DISH Network.

While DISH Network, as the holder of the Tracking Stock, holds an aggregate 80.0% economic interest in the Hughes Retail Group, the Hughes Retail Group is not a separate legal entity and therefore cannot own assets, issue securities or enter into legally binding agreements.  Holders of the Tracking Stock have no direct claim to the assets of the Hughes Retail Group; rather, holders of the Tracking Stock are stockholders of its respective issuer (EchoStar or HSS) and are subject to all risks and liabilities of the issuer.

The HSS Tracking Stock is a series of HSS preferred stock consisting of 300 authorized shares with a par value of $0.001 per share, of which 81.128 shares were issued to DISH Network on March 1, 2014.  The EchoStar Tracking Stock is a series of EchoStar preferred stock consisting of 13,000,000 authorized shares with a par value of $0.001 per share, of which 6,290,499 shares were issued to DISH Network on March 1, 2014.  As of December 31, 2016, DISH Network held 6.3% and 7.5% of the aggregate number of outstanding shares of EchoStar and HSS capital stock, respectively.

Holders of shares of the Tracking Stock vote with holders of the outstanding shares of common stock of its respective issuer, as a single class, with respect to any and all matters presented to stockholders for their action or consideration.  Each share of the Tracking Stock is entitled to one tenth (1/10th) of one vote.  In the event of a liquidation of HSS, holders of shares of HSS common stock and HSS Tracking Stock are entitled to receive their respective proportionate interests in the net assets of HSS, if any, remaining for distribution upon liquidation, pro rata based upon the aggregate market value of outstanding shares of HSS Tracking Stock as compared to the aggregate market value of outstanding shares of HSS common stock.  Market values of HSS Tracking Stock and HSS common stock are to be determined by an independent appraisal to the extent such shares are not then listed or quoted on any U.S. national or regional securities exchange or quotation system.

Should our board of directors, or the board of directors of EchoStar, make a future determination to pay a dividend on any shares of capital stock, the respective board of directors may, in its sole discretion, declare dividends only on shares of common stock, only on shares of the Tracking Stock or on shares of both the common stock and the Tracking Stock of the respective company.  No dividend or other distribution may be paid on any shares of EchoStar Tracking Stock unless a dividend or distribution in an equivalent amount is paid on shares of HSS Tracking Stock and no dividend or other distribution may be paid on any shares of HSS Tracking Stock unless a dividend or distribution in an equivalent amount is paid on shares of EchoStar Tracking Stock.

EchoStar and HSS may each, at its option, redeem all of the outstanding shares of its Tracking Stock in exchange for shares of common stock in an HRG Holding Company (as defined below), which EchoStar is required to establish pursuant to the Investor Rights Agreement discussed below.

Investor Rights Agreement

In connection with the Satellite and Tracking Stock Transaction, EchoStar, HSS and DISH Network entered into an agreement (the “Investor Rights Agreement”) setting forth certain rights and obligations of the parties with respect to the Tracking Stock. Among other provisions, the Investor Rights Agreement provides: (i) certain information and consultation rights for DISH Network; (ii) certain transfer restrictions on the Tracking Stock and certain rights and obligations to offer and sell under certain circumstances (including a right of first offer in favor of EchoStar), an obligation to sell the Tracking Stock to us in connection with a change of control of DISH Network and a right to require us to repurchase the Tracking Stock in connection with a change of control of EchoStar, in each case subject to certain terms and conditions; (iii) certain protective covenants afforded to holders of the Tracking Stock; and (iv) a requirement for EchoStar to establish a holding company subsidiary (an “HRG Holding Company”) that is directly or indirectly wholly owned by EchoStar and that will hold the Hughes Retail Group.

In addition, the Investor Rights Agreement provides that DISH Network may, at any time on or after September 1, 2016, require EchoStar to use its commercially reasonable efforts to register some or all of the outstanding shares of the Tracking Stock under the Securities Act of 1933, as amended, subject to certain terms and conditions (including our right, upon the receipt of a demand for registration, to offer to repurchase all of the Tracking Stock). In connection with any demand for registration, DISH Network may require any outstanding shares of the HSS Tracking Stock to be exchanged for shares of the EchoStar Tracking Stock with an equivalent economic interest in the Hughes Retail Group. In the event that a registration of shares of Tracking Stock is effected, EchoStar is required to use its reasonable best efforts to amend the terms of the Tracking Stock so that the Tracking Stock will be convertible or exchangeable for shares of EchoStar Class A common stock with equivalent market value.

Initial Recording of the Satellite and Tracking Stock Transaction

HSS, EchoStar and DISH Network are entities under common control.  In accordance with accounting principles that apply to transfers of assets between entities under common control, HSS recorded the net assets received from DISH Network in the Satellite and Tracking Stock Transaction (directly or indirectly through EchoStar) at their historical carrying amounts as reflected in DISH Network’s consolidated financial statements as of February 28, 2014, the day prior to the effective date of the Satellite and Tracking Stock Transaction.  DISH Network transferred the EchoStar I, EchoStar VII, and EchoStar X satellites to HSS and transferred the EchoStar XI and EchoStar XIV satellites to EchoStar.  All of the net assets received by EchoStar as part of the Satellite and Tracking Stock Transaction were immediately transferred to HSS and are being used by our EchoStar Satellite Services segment.  The historical carrying amounts of net assets transferred to HSS, inclusive of the net assets received by EchoStar at the date of transfer were as follows:

Net Assets Transferred
(In thousands)
Cash	$11,404
Property and equipment, net	432,080
Current liabilities	(6,555)
Noncurrent liabilities	(38,834)
Transferred net assets	$398,095

The transferred net assets increased HSS shareholders’ equity by amounts that reflect the carrying amounts of net assets that would be distributed to holders of the Tracking Stock and common stock in a hypothetical liquidation, which would be in proportion to the relative market values (as defined in applicable agreements) of each class of stock.  The amounts credited to equity were reduced by direct costs of the Tracking Stock issuance and deferred income tax liabilities arising from differences between the financial reporting carrying amounts and the tax bases of the transferred satellites.  The net amounts credited to HSS’ shareholders’ equity (primarily additional paid-in capital) were as follows:

Increase (Decrease) in Equity
(In thousands)
Transferred net assets	$398,095
Offering costs, net of tax	(609)
Deferred income taxes	(144,496)
Net increase in shareholders’ equity	$252,990